Commitments, Guarantees and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Potential future payment	¥ 779,288	¥ 832,211
Book value of guarantee liabilities	35,242	25,539
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	396,340	439,253
Book value of guarantee liabilities	¥ 5,875	¥ 4,959
Maturity of the longest contract (Years)	2023	2022
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 174,322	¥ 213,099
Book value of guarantee liabilities	¥ 1,587	¥ 2,357
Maturity of the longest contract (Years)	2046	2045
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 179,225	¥ 117,153
Book value of guarantee liabilities	¥ 21,748	¥ 11,773
Maturity of the longest contract (Years)	2018	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 28,919	¥ 59,743
Book value of guarantee liabilities	¥ 5,853	¥ 6,422
Maturity of the longest contract (Years)	2051	2051
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 482	¥ 2,963
Book value of guarantee liabilities	¥ 179	¥ 28
Maturity of the longest contract (Years)	2024	2024